Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Jan. 30, 2013	Mar. 31, 2013
Subsequent Event [Line Items]
Reduction in workforce	5.00%
Capitalized software writedown		$ 1.0
Minimum [Member]
Subsequent Event [Line Items]
Expected restructuring costs		9.0
Employee severance and other employee benefit costs		8.0
Cash expenditures for restructuring		4.0
Maximum [Member]
Subsequent Event [Line Items]
Expected restructuring costs		11.0
Employee severance and other employee benefit costs		10.0
Cash expenditures for restructuring		$ 5.0